CONVERTIBLE SENIOR NOTES (Narrative) (Details) - Unsecured convertible senior notes [Member] - USD ($) $ in Millions		12 Months Ended
	Dec. 04, 2025	Dec. 31, 2025
Disclosure of Convertible Senior Notes [Line Items]
Aggregate principal amount of unsecured convertible debt	$ 350.0
Interest rate payable semi-annually	0.25%
Borrowing rate for non-convertible debt	8.90%
Transaction costs allocated to liability component	$ 7.4
Transaction costs allocated to equity component	3.5
Liability component	237.2	$ 231.2
Accretion discount		1.5
Equity component of convertible debt	$ 114.7	111.1
Embedded derivative related to early redemption option		8.0
Revaluation recorded during period		$ 6.1